AmericaFirst Quantitative Funds

AmericaFirst Large Cap Share Buyback Fund

Incorporated herein by reference is the definitive version of the prospectus for the America First Quantitative Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 28, 2018 (SEC Accession No. 0001162044-18-000524).